Unaudited Interim Condensed Consolidated Statement of Cash Flows	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
CASH FLOWS FROM OPERATING ACTIVITIES:
(Loss)/Profit before income tax	$ 271,503	RM 1,107,051	RM (1,780,930)
Adjustments for:
Depreciation of plant and equipment	301,219	1,228,222	1,293,080
Plant and equipment written off	3,369	13,738
Amortization of right-of-use assets	37,969	154,818	143,079
Imputed interests of lease liabilities	3,182	12,974	19,703
Allowance for expected credit losses on trade receivables			649,075
Reversal of allowance for expected credit losses on trade receivables			(376,000)
Fair value gain on financial instruments	(199,387)	(813,002)
Discount on convertible securities			689,549
Interest income	(163,662)	(667,330)	(58,456)
Finance cost	599,802	2,445,694	1,440,164
Unrealized foreign exchange (gains)/losses	103,589	422,383	(748,233)
Share of results of an associate	(165,763)	(675,897)
Operating profit before changes in working capital	791,821	3,228,651	1,271,031
Changes in operating assets and liabilities:
Contract assets	(11,259,199)	(45,909,385)	12,246,823
Trade receivables	1,152,506	4,699,343	(3,972,139)
Inventories	142,976	582,983	1,672,073
Other receivables and prepayment	(5,624,526)	(22,934,006)	(5,018,533)
Contract liabilities
Trade payables	3,898,685	15,896,890	(2,242,484)
Other payables and accrued liabilities	1,991,832	8,121,697	(18,804,175)
Cash flows generated from/(used in) operations	(8,905,905)	(36,313,826)	(14,847,404)
Income tax paid	(180,871)	(737,500)	(748,261)
Net cash generated from/(used in) operating activities	(9,086,776)	(37,051,326)	(15,595,665)
Investing activities
Interest income	163,662	667,330	58,456
Purchase of plant and equipment	(2,470,744)	(10,074,457)	(324,019)
Acquisition of other investment	(47,391)	(193,238)
Proceeds from disposal of property, plant and equipment	1,259	5,132
Incorporation of a subsidiary company			1
Deposit pledged with licensed banks	(581,937)	(2,372,850)	(1,634,469)
Net cash used in investing activities	(2,935,151)	(11,968,083)	(1,900,031)
Financing activities
Proceeds from convertible securities	104,165	424,734	10,044,046
Interest paid	(599,802)	(2,445,694)	(2,070,490)
Repayment of lease liabilities	(41,324)	(168,500)	(156,000)
Amount due to related parties	(1,349,805)	(5,503,828)	(3,073,460)
Proceeds from bank borrowings	11,612,565	47,350,232	19,951,926
Net cash provided by financing activities	9,725,799	39,656,944	24,696,022
Net increase/(decrease) in cash and cash equivalents	(2,296,128)	(9,362,465)	7,200,326
Cash and cash equivalents at beginning of period	16,239,327	66,215,856	4,563,108
Effects of exchange rate changes	22,238	90,677	276,082
Cash and cash equivalents at end of period	$ 13,965,437	RM 56,944,068	RM 12,039,516